Schedule of Investments (unaudited)
March 31, 2024
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.6%
General Dynamics Corp.	78,065	$ 22,052,582
Banks — 7.1%
JPMorgan Chase & Co.	90,739	18,175,022
Consumer Finance — 5.4%
American Express Co.	61,141	13,921,194
Consumer Staples Distribution & Retail — 1.9%
Walmart, Inc.	82,272	4,950,306
Electronic Equipment, Instruments & Components — 0.9%
Keysight Technologies, Inc.(a)	14,874	2,325,996
Energy Equipment & Services — 1.5%
Schlumberger NV	70,328	3,854,678
Financial Services — 16.6%
Berkshire Hathaway, Inc., Class B(a)	75,033	31,552,877
Visa, Inc., Class A	39,748	11,092,872
		42,645,749
Food Products — 1.4%
Kraft Heinz Co. (The)	17,761	655,381
Mondelez International, Inc., Class A	40,283	2,819,810
		3,475,191
Health Care Equipment & Supplies — 0.5%
Alcon, Inc.	13,736	1,144,072
Household Products — 2.5%
Procter & Gamble Co. (The)	39,631	6,430,130
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	55,358
Oil, Gas & Consumable Fuels — 2.9%
BP PLC, ADR	31,546	1,188,654
Exxon Mobil Corp.	54,584	6,344,844
		7,533,498
Pharmaceuticals — 14.0%
AstraZeneca PLC, ADR	128,000	8,672,000
Johnson & Johnson	55,418	8,766,573
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	68,117	$ 8,988,038
Novartis AG, ADR	68,681	6,643,513
Organon & Co.	6,811	128,047
Pfizer, Inc.	76,397	2,120,017
Sandoz Group AG, ADR(a)(b)	13,736	413,454
Viatris, Inc.	14,108	168,449
		35,900,091
Software — 33.4%
Microsoft Corp.	204,081	85,860,958
Tobacco — 3.1%
Altria Group, Inc.	77,000	3,358,740
Philip Morris International, Inc.	50,136	4,593,460
		7,952,200
Total Long-Term Investments — 99.8% (Cost: $14,919,084)		256,277,025
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	168,503	168,570
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(c)(d)	383,472	383,472
Total Short-Term Securities — 0.2% (Cost: $552,042)		552,042
Total Investments — 100.0% (Cost: $15,471,126)		256,829,067
Liabilities in Excess of Other Assets — (0.0)%		(28,775)
Net Assets — 100.0%		$ 256,800,292
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 168,570(a)	$ —	$ —	$ —	$ 168,570	168,503	$ 29(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	487,469	—	(103,997)(a)	—	—	383,472	383,472	3,524	—
SL Liquidity Series, LLC, Money Market Series(c)	300,440	—	(300,450)(a)	(20)	30	—	—	673(b)	—
				$ (20)	$ 30	$ 552,042		$ 4,226	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held by the Fund.

Schedule of Investments (unaudited)  (continued)
March 31, 2024
BlackRock Exchange Portfolio
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 256,277,025	$ —	$ —	$ 256,277,025
Short-Term Securities
Money Market Funds	552,042	—	—	552,042
	$ 256,829,067	$ —	$ —	$ 256,829,067
Portfolio Abbreviation
ADR	American Depositary Receipt
2